Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable
Taxes Payable

9.Taxes Payable

The Group’s subsidiaries, the VIEs and subsidiaries of the VIEs incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of taxes payable as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
VAT payables	1,846	1,441
Withholding individual income taxes for employees	2,533	2,168
Income tax payable	557	496
Others	485	358
Total	5,421	4,463